Segment reporting (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	$ 1,003		$ 1,101	$ 1,187	$ 2,104	[2]	$ 2,604	[2],[3],[4]
Non-interest income	[2]					12,904		13,484	[4]
Income	[2]					15,007		16,088
Credit loss (expense) / recovery		(12)		(20)	(28)	(33)	[2]	(54)	[2]
Total operating income		7,632		7,343	7,732	14,975	[2]	16,033	[2]
Personnel expenses		3,571		3,468	3,561	7,040	[2]	7,332	[2]
General and administrative expenses		2,004		2,026	2,333	4,030	[2]	4,703	[2]
Services (to) / from CC and other BDs	[2]					0		0
of which: services from Corporate Center	[2]					0		0
Depreciation and impairment of property, equipment and software		381		379	244	761	[2]	489	[2]
Amortization and impairment of intangible assets		18		16	16	33	[2]	33	[2]
Total operating expenses		5,975		5,890	6,154	11,864	[2]	12,557	[2]
Operating profit / (loss) before tax		1,657		1,454	1,579	3,110	[2]	3,476	[2]
Tax expense / (benefit)		349		387	296	736	[2]	781	[2]
Net profit / (loss)		1,308		1,067	$ 1,282	2,374	[2]	2,695	[2]
Additional information
Total assets		968,645	[2]	$ 956,737		968,645	[2]			$ 958,055	[2]
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					1,975		2,063	[4]
Non-interest income	[2]					6,090		6,507	[4]
Income	[2]					8,065		8,570
Credit loss (expense) / recovery	[2]					(4)		3
Total operating income	[2]					8,061		8,572
Personnel expenses	[2]					3,804		3,896
General and administrative expenses	[2]					555		634
Services (to) / from CC and other BDs	[2]					1,967		1,973
of which: services from Corporate Center	[2]					1,886		1,910
Depreciation and impairment of property, equipment and software	[2]					3		2
Amortization and impairment of intangible assets	[2]					28		26
Total operating expenses	[2]					6,356		6,531
Operating profit / (loss) before tax	[2]					1,704		2,042
Additional information
Total assets	[2]	320,912				320,912				313,737
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					995		1,017	[4]
Non-interest income	[2]					921		930	[4]
Income	[2]					1,916		1,947
Credit loss (expense) / recovery	[2]					1		(36)
Total operating income	[2]					1,917		1,911
Personnel expenses	[2]					442		409
General and administrative expenses	[2]					108		122
Services (to) / from CC and other BDs	[2]					582		618
of which: services from Corporate Center	[2]					639		675
Depreciation and impairment of property, equipment and software	[2]					7		7
Amortization and impairment of intangible assets	[2]					0		0
Total operating expenses	[2]					1,139		1,155
Operating profit / (loss) before tax	[2]					778		756
Additional information
Total assets	[2]	201,778				201,778				200,767
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					(13)		(15)	[4]
Non-interest income	[2]					934		942	[4]
Income	[2]					921		927
Credit loss (expense) / recovery	[2]					0		0
Total operating income	[2]					921		927
Personnel expenses	[2]					363		368
General and administrative expenses	[2]					94		102
Services (to) / from CC and other BDs	[2]					237		254
of which: services from Corporate Center	[2]					259		276
Depreciation and impairment of property, equipment and software	[2]					0		1
Amortization and impairment of intangible assets	[2]					0		1
Total operating expenses	[2]					694		725
Operating profit / (loss) before tax	[2]					227		202
Additional information
Total assets	[2]	31,172				31,172				28,140
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					(404)		(120)	[4]
Non-interest income	[2]					4,266		4,717	[4]
Income	[2]					3,862		4,597
Credit loss (expense) / recovery	[2]					(24)		(21)
Total operating income	[2]					3,838		4,576
Personnel expenses	[2]					1,492		1,727
General and administrative expenses	[2]					322		336
Services (to) / from CC and other BDs	[2]					1,410		1,426
of which: services from Corporate Center	[2]					1,437		1,445
Depreciation and impairment of property, equipment and software	[2]					4		4
Amortization and impairment of intangible assets	[2]					4		5
Total operating expenses	[2]					3,231		3,498
Operating profit / (loss) before tax	[2]					606		1,078
Additional information
Total assets	[2]	316,941				316,941				302,434
Corporate Center
Disclosure Of Operating Segments [Line Items]
Net interest income	[2]					(449)		(341)	[4]
Non-interest income	[2]					693		387	[4]
Income	[2]					244		47
Credit loss (expense) / recovery	[2]					(6)		0
Total operating income	[2]					238		47
Personnel expenses	[2]					939		933
General and administrative expenses	[2]					2,950		3,509
Services (to) / from CC and other BDs	[2]					(4,195)		(4,271)
of which: services from Corporate Center	[2]					(4,220)		(4,306)
Depreciation and impairment of property, equipment and software	[2]					748		476
Amortization and impairment of intangible assets	[2]					2		1
Total operating expenses	[2]					444		648
Operating profit / (loss) before tax	[2]					(205)		$ (601)
Additional information
Total assets	[2]	$ 97,842				$ 97,842				$ 112,977

[1]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[3]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information.

[4]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1 for more information.